Group Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Profit/(loss) for the year		£ 3,181	£ (14,189)	£ 6,846
Taxation on ordinary activities		357	(2,872)	2,478
Share of post-tax results of associates and joint ventures		(1,900)	(585)	(442)
Net finance costs		1,098	1,895	1,641
Profit from operations		2,736	(15,751)	10,523
Adjustments for
– depreciation, amortisation and impairment costs		3,101	28,614	1,305
– decrease/(increase) in inventories		35	265	(246)
– increase in trade and other receivables		(269)	(487)	(42)
– decrease in Master Settlement Agreement payable		(294)	(287)	(145)
– increase in trade and other payables		58	640	3
– decrease in net retirement benefit liabilities		(76)	(111)	(110)
– increase/(decrease) in other provisions for liabilities		6,322	(489)	643
– other non-cash items		(40)	436	606
Cash generated from operating activities		11,573	12,830	12,537
Dividends received from associates		406	506	394
Tax paid		(1,854)	(2,622)	(2,537)
Net cash generated from operating activities		10,125	10,714	10,394
Cash flows from investing activities
Interest received		187	145	85
Purchases of property, plant and equipment		(486)	(460)	(523)
Proceeds on disposal of property, plant and equipment		145	54	31
Purchases of intangibles		(122)	(141)	(133)
Proceeds on disposals of intangibles		39	27	3
Purchases of investments		(216)	(448)	(257)
Proceeds on disposals of investments		299	405	128
Investment in associates and acquisitions of other subsidiaries net of cash acquired		(48)	(37)	(39)
Proceeds from disposal of shares in associate, net of tax		1,577	0	0
Disposal of subsidiary, net of cash disposed of		0	159	0
Net cash generated from/(used in) investing activities		1,375	(296)	(705)
Cash flows from financing activities
Interest paid on borrowings and financing related activities		(1,703)	(1,682)	(1,578)
Interest element of lease liabilities		(37)	(30)	(25)
Capital element of lease liabilities		(165)	(162)	(161)
Proceeds from increases in and new borrowings		2,404	5,134	3,267
Reductions in and repayments of borrowings		(4,826)	(6,769)	(3,044)
Outflows relating to derivative financial instruments		(128)	(480)	(117)
Purchases of own shares - share buy-back programme		(698)	0	(2,012)
Purchases of own shares held in employee share ownership trusts		(94)	(110)	(80)
Coupon paid on perpetual hybrid bonds		(56)	(59)	(60)
Dividends paid to owners of the parent		(5,213)	(5,055)	(4,915)
Capital injection from and purchases of non-controlling interests		0	0	(1)
Dividends paid to non-controlling interests		(121)	(105)	(158)
Other		5	4	6
Net cash used in financing activities		(10,632)	(9,314)	(8,878)
Net cash flows generated from operating, investing and financing activities		868	1,104	811
Transferred from/(to) held-for-sale	[1]	0	368	(368)
Differences on exchange		(281)	(292)	431
Increase in net cash and cash equivalents in the year		587	1,180	874
Net cash and cash equivalents at 1 January		4,517	3,337	2,463
Net cash and cash equivalents at 31 December		£ 5,104	£ 4,517	£ 3,337

[1]	Included in the transferred from held-for-sale in 2023 is £102 million of foreign exchange loss due to the devaluation of the Russian ruble, as explained in note 27(d)(i).